UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2019 (Unaudited)

DWS CROCI® Equity Dividend Fund

	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 5.5%
Distributors 2.6%
Genuine Parts Co.	266,206	28,957,889
Household Durables 2.9%
Garmin Ltd.	374,920	31,482,032
Consumer Staples 14.6%
Beverages 4.7%
Coca-Cola Co.	539,913	24,479,656
PepsiCo, Inc.	233,885	27,046,461
		51,526,117
Food Products 4.8%
The JM Smucker Co.	251,034	26,587,011
Tyson Foods, Inc. "A"	424,084	26,149,019
		52,736,030
Household Products 2.4%
Procter & Gamble Co.	273,610	26,964,266
Tobacco 2.7%
Altria Group, Inc.	580,169	30,406,657
Financials 16.7%
Banks 11.9%
BB&T Corp.	521,916	26,602,059
JPMorgan Chase & Co.	248,243	25,906,639
KeyCorp	1,518,077	26,809,240
M&T Bank Corp.	152,602	26,409,302
Wells Fargo & Co.	513,001	25,593,620
		131,320,860
Capital Markets 2.3%
State Street Corp.	355,065	25,518,521
Consumer Finance 2.5%
Synchrony Financial	859,380	28,024,382
Health Care 19.3%
Biotechnology 4.4%
Amgen, Inc.	129,824	24,676,946
Gilead Sciences, Inc.	373,883	24,309,873
		48,986,819
Health Care Equipment & Supplies 2.4%
Medtronic PLC	293,064	26,522,292
Pharmaceuticals 12.5%
Bristol-Myers Squibb Co.	524,314	27,086,061
Eli Lilly & Co.	223,445	28,218,869
Johnson & Johnson	200,180	27,352,595
Merck & Co., Inc.	350,772	28,514,256
Pfizer, Inc.	625,689	27,123,618
		138,295,399
Industrials 17.7%
Aerospace & Defense 5.1%
Lockheed Martin Corp.	89,282	27,624,744
Raytheon Co.	153,193	28,570,494
		56,195,238
Electrical Equipment 2.6%
Eaton Corp. PLC	362,457	28,913,195
Machinery 7.4%
Cummins, Inc.	175,542	27,049,267
Illinois Tool Works, Inc.	192,910	27,794,473
PACCAR, Inc.	409,150	27,740,370
		82,584,110
Professional Services 2.6%
ManpowerGroup, Inc.	345,765	29,130,701
Information Technology 5.0%
IT Services 2.4%
International Business Machines Corp.	191,915	26,509,219
Semiconductors & Semiconductor Equipment 2.6%
KLA-Tencor Corp.	254,467	29,388,394
Materials 9.1%
Chemicals 4.7%
Eastman Chemical Co.	320,178	26,475,519
LyondellBasell Industries NV "A"	298,758	25,549,784
		52,025,303
Containers & Packaging 2.0%
WestRock Co.	601,224	22,473,753
Metals & Mining 2.4%
Nucor Corp.	443,723	26,876,302
Utilities 9.9%
Electric Utilities 4.8%
Eversource Energy	378,122	26,396,697
NextEra Energy, Inc.	144,854	27,191,993
		53,588,690
Multi-Utilities 5.1%
DTE Energy Co.	223,698	27,640,125
Public Service Enterprise Group, Inc.	485,136	28,530,848
		56,170,973
Total Common Stocks (Cost $979,945,431)		1,084,597,142
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 2.42% (a) (Cost $22,332,267)	22,332,267	22,332,267
	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $1,002,277,698)	99.8	1,106,929,409
Other Assets and Liabilities, Net	0.2	2,027,427
Net Assets	100.0	1,108,956,836

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended February 28, 2019 are as follows:

Value ($) at 11/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 2.42% (a)
3,475,963	52,682,537	33,826,233	—	—	118,834	—	22,332,267	22,332,267

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$1,084,597,142	$—	$—	$1,084,597,142
Short-Term Investments	22,332,267	—	—	22,332,267
Total	$1,106,929,409	$—	$—	$1,106,929,409

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS CROCI® Equity Dividend Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	April 22, 2019